American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2019

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.6%
California — 100.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,146,210
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,143,860
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,781,155
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,629,785
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,315,952
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,735,370
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	611,884
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,108,698
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,095,630
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,576,400
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,771,650
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,535,530
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,000,000	2,352,080
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	716,740
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	8,233,440
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,884,675
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,059,470
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,338,120
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,536,852
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,168,580
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,281,819
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,454,262
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,565,782
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,774,083
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,500,000	3,273,900
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,271,397
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,256,512
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,144,154
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,215,728
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,583,193
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,126,297
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	573,893
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	887,459
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	518,045
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	866,362
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,091,811
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,642,425
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,832,325
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,867,216
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,550,050
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21	2,000,000	2,016,600
Bay Area Toll Authority Rev., VRDN, 2.20%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,851,362
Bay Area Toll Authority Rev., VRDN, 2.625%, 4/1/26	15,000,000	16,040,250
Bay Area Toll Authority Rev., VRDN, 2.35%, (MUNIPSA plus 1.25%), 4/1/27	4,000,000	4,174,520

Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,549,140
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,839,353
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	335,022
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	969,224
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	1,045,476
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	714,546
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/35	1,540,000	1,825,732
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,060,920
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	789,563
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,081,813
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,528,521
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	903,840
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	950,392
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	373,350
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	988,992
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	619,037
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	786,263
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	927,190
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	365,000	391,649
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	385,000	413,475
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,298,281
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,791,630
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,359,820
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,488,087
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,731,068
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,673,230
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,340,820
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,264,111
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	482,220
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	919,982
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,308,970
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,560,180
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,682,096
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,391,904
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	597,955
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 11/1/22	2,200,000	2,441,648
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,460,934
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,197,073
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25	3,500,000	3,626,630
California Health Facilities Financing Authority Rev., (Providence State Joseph Health Obligated Group), VRDN, 5.00%, 10/1/27	5,000,000	6,279,300
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(2)	2,000,000	2,076,020
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,116,210
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,062,125
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(2)	2,500,000	2,587,650

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,764,279
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	2,830,000	2,899,193
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,514,960
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,884,225
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,414,000
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,104,305
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,800,090
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,511,040
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,212,835
California Housing Finance Rev., 4.25%, 1/15/35	3,563,237	4,160,079
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,156,864
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,378,725
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,141,700
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,560,745
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 1.59%, (70% of the 1-month LIBOR plus 0.38%), 8/1/21	9,000,000	8,992,620
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	983,192
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,529,937
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,216,590
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	967,640
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.10%, (MUNIPSA plus 1.00%), 6/1/20	5,310,000	5,310,000
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.71%, (70% of the 3-month LIBOR plus 0.37%), 4/1/20	3,000,000	3,000,930
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 1.85%, (70% of the 1-month LIBOR plus 0.65%), 2/1/21	5,000,000	5,007,600
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,133,745
California Municipal Finance Authority Rev., (Anaheim Electric System Revenue), VRDN, 1.45%, (MUNIPSA plus 0.35%), 12/1/20	3,500,000	3,501,610
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)(3)	665,000	725,768
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,321,844
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	549,495
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,148,170
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	369,537
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	188,490
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	280,874
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	278,577
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	246,856
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	276,239
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	275,828
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	305,318
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	274,037
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	303,690
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	333,072
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	362,133
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,004,926
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,925,923
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,210,700
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	8,400,000	8,400,000

California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	10,715,000	10,715,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/36 (BAM-TCRS)	3,000,000	3,688,710
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,660,320
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	908,588
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,119,233
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,843,197
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,820,838
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,081,690
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	580,778
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,275,562
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,209,140
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	639,459
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	859,803
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,308,157
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,166,120
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,995,441
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,221,655
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,313,928
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,688,679
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,622,123
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	282,776
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	299,681
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	672,040
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	344,646
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	848,854
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(2)	1,760,000	1,803,067
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,350,687
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,917,520
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,529,513
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,197,480
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,192,000
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,591,320
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,771,350
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,470,680
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,308,970
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,652,413
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,794,470
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,255,894
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,205,280
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,280,758
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	863,640

California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,195,690
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,937,197
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,130,504
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,022,965
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	2,750,000	3,015,320
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,012,150
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,722,252
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,065,870
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,744,695
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,030,280
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,622,893
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	334,635
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,105,730
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,026,330
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	832,447
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,218,390
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,232,480
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/33	335,000	431,735
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/34	375,000	481,275
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/35	400,000	510,996
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,272,800
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,737,986
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/39	840,000	1,059,013
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/20	400,000	407,644
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	825,597
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	835,694
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,646,682
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,757,236
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,187,850
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	2,000,000	2,412,800
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	576,545
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,142,550
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,123,418
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,839,930
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,200,000	1,336,224
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	105,566
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	180,060
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	196,299
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	183,933
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	176,201
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	179,334
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	194,318
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	233,824
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	548,185
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	410,149
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	725,087
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	683,774
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24(4)	705,000	793,922
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25(4)	745,000	853,681

California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26(4)	780,000	906,688
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27(4)	820,000	964,550
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28(4)	865,000	1,026,470
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29(4)	905,000	1,079,194
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,157,860
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,111,750
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,175,700
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,957,266
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,242,580
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,147,398
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,872,600
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,561,450
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,248,325
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,953,200
California State University Rev., 5.00%, 11/1/20	1,250,000	1,296,162
California State University Rev., 5.00%, 11/1/21	1,000,000	1,076,910
California State University Rev., 5.00%, 11/1/24	5,000,000	5,383,850
California State University Rev., 5.00%, 11/1/28	2,000,000	2,541,720
California State University Rev., 5.00%, 11/1/28(4)	500,000	641,765
California State University Rev., 5.00%, 11/1/29	1,000,000	1,263,590
California State University Rev., 5.00%, 11/1/29(4)	500,000	652,620
California State University Rev., 5.00%, 11/1/30	3,000,000	3,768,630
California State University Rev., 5.00%, 11/1/30(4)	600,000	777,396
California State University Rev., 5.00%, 11/1/31	2,900,000	3,629,234
California State University Rev., 5.00%, 11/1/31(4)	390,000	502,499
California State University Rev., 5.00%, 11/1/32	1,750,000	2,057,282
California State University Rev., 4.00%, 11/1/34	10,000,000	11,340,800
California State University Rev., 5.00%, 11/1/36	5,105,000	6,141,009
California State University Rev., 4.00%, 11/1/38	2,865,000	3,183,216
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,374,960
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,476,413
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,694,551
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,245,890
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,337,834
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	928,208
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	894,870
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,222,160
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,927,605
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	919,413
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,110,573
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,536,100
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,224,710

California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	841,226
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,799,721
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRDN, 5.00%, 3/1/27	6,000,000	7,313,280
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,169,019
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.83%, 12/2/19 (GA: Chevron Corp.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,291,701
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,172,040
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,118,720
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,147,910
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,262,241
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,433,760
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,477,450
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,280,063
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,058,880
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	520,082
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	328,551
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	676,392
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	338,196
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	869,303
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	925,248
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	355,935
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	394,212
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,163,354
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,035,740
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	241,116
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	324,368
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	175,581
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	150,699
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	206,602
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	1,005,000	1,009,070
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	9,125,760
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRDN, 5.00%, 11/1/29	5,000,000	6,540,100
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	3,600,000	3,656,880
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,206,760
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	444,394
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	554,263
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,824,300
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,170,390

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	3,500,000	3,969,070
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,199,901
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	623,650
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	834,442
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	555,030
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	768,181
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	888,263
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	855,498
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	609,080
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	607,440
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,416,820
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,219,160
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,458,548
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,538,974
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,202,740
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	718,686
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,035,117
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23	4,750,000	4,929,122
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,547,150
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,798,125
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,523,880
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,050,000	1,099,445
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	991,865
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,628,281
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,610,504
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,290,830
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	810,144
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,372,962
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,581,719
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,398,303
Chino Hills Financing Authority Special Tax, 3.00%, 9/1/20(4)	640,000	648,774
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21(4)	500,000	523,925
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22(4)	500,000	536,375
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23(4)	500,000	548,115
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,141,715
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,535,159
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	939,110
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	532,860

Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	385,326
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	681,744
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	642,603
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	809,358
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,129,980
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,258,440
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,566,137
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,246,430
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/29	660,000	873,510
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/31	500,000	656,615
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,305,670
Davis Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/33	600,000	711,522
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,356,893
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	737,887
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30(4)	225,000	261,198
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31(4)	250,000	288,320
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32(4)	275,000	315,337
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33(4)	265,000	302,132
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34(4)	300,000	340,362
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35(4)	500,000	563,110
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37(4)	1,350,000	1,506,802
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39(4)	1,290,000	1,431,629
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,136,330
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,700,000	2,405,092
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,307,750
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,296,930
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)(4)	1,600,000	1,671,920
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,550,319
East Side Union High School District GO, 5.00%, 8/1/25 (BAM)(4)	1,000,000	1,179,150
East Side Union High School District GO, 5.00%, 8/1/26 (BAM)(4)	1,080,000	1,304,629
East Side Union High School District GO, 5.00%, 8/1/27 (BAM)(4)	1,150,000	1,418,824
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/20	545,000	558,521
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/22	520,000	565,932
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/24	575,000	659,514
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	840,120
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	619,763
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,229,958
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,020,738
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,101,220
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,873,399
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,384,200
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	588,605
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,153,200
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,298,562
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	507,248

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,848,772
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,419,554
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	10,000,000	11,060,400
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,113,501
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	942,450
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	825,515
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,450,237
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,561,707
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,999,404
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,720,936
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,224,730
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,646,055
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	554,865
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	573,265
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,165,960
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,019,780
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,017,680
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,057,740
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,245,412
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,346,080
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,507,053
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,101,360
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,577,392
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,394,660
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,484,575
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,122,190
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	11,285,000	11,497,722
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,762,130
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	862,373
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,208,150
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,145,300
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,141,270
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,134,590
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,671,260
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,377,520
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,252,937
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,462,745
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	577,641
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	523,104
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	680,006
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,287,290
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,410,299
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,940,037
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,214,163
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	381,997
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,126,360
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,788,555
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	595,230
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	417,888
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	281,749

Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	593,280
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	591,525
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	352,797
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,003,377
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	583,950
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,902,063
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,977,894
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,855,170
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,112,770
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,588,995
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,274,049
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,567,604
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	771,763
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	453,600
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	437,567
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	496,636
Irvine Unified School District Special Tax, 5.00%, 9/1/35	500,000	616,540
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,658,925
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	639,135
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	765,748
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	712,963
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	799,020
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,180,600
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,314,155
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,076,381
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,947,315
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	649,446
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	329,638
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	242,348
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	679,882
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	509,881
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	723,114
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35	1,920,000	2,543,098
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	980,791
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,518,937
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	717,002
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,553,701
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	574,090
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	912,848
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	683,118
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,548,845
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,188,850
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,324,992
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,625,730
Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,360,600
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,255,790
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,089,670
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,071,220
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,627,882
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,244,000

Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,500,000
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,281,451
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,294,135
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,095,966
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,806,000
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,536,141
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,668,681
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,541,150
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,845,240
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,159,625
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,772,287
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,388,004
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,348,020
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,650,754
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,654,860
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,792,301
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,049,192
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,723,400
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,665,758
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,735,766
Los Angeles Department of Water Rev., VRDN, 0.67%, 12/2/19 (SBBPA: Toronto-Dominion Bank)	40,900,000	40,900,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,849,489
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,101,890
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,505,634
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,246,750
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,371,659
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,573,930
Los Angeles Department of Water & Power System Rev., VRDN, 0.64%, 12/2/19 (SBBPA: Barclays Bank)	3,600,000	3,600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.72%, 12/2/19 (SBBPA: Bank of America N.A.)	2,830,000	2,830,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,867,042
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,187,860
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,190,134
Los Angeles Unified School District GO, 5.00%, 7/1/23	9,175,000	10,425,828
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,450,610
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,860,800
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,158,390
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,086,925
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,094,840
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,226,683
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,344,304
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,892,760
M-S-R Energy Authority Rev., 7.00%, 11/1/34	5,880,000	8,940,540
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,000,000	1,520,500
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	2,208,579
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,180,000	1,828,858
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,826,156
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	335,767
Metropolitan Water District of Southern California Rev., VRDN, 0.68%, 12/2/19 (SBBPA: Bank of America N.A.)	2,400,000	2,400,000
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,837,221

Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,634,452
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,607,460
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,559,340
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,831,523
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,591,062
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,114,110
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,261,990
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	915,728
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	865,223
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	863,483
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	862,448
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,148,080
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	2,005,920
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,717,290
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,381,299
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,275,672
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,901,149
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,019,432
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,584,585
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,039,041
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,198,240
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,500,193
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,732,290
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,010,837
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,147,260
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,000,000
Northern California Energy Authority Rev., VRDN, 4.00%, 7/1/24	10,000,000	10,959,100
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,525,075
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,062,587
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,278,942
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,923,600
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,197,320
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,229,690
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,224,950
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,260,726
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,145,798
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,210,422
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,644,218
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/39	1,475,000	1,707,607
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/40	1,465,000	1,679,110
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,386,176
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,408,188
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,712,652
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,870,000	2,045,107
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	545,000	581,978
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,528,346
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,589,126
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	781,008
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	2,500,000	3,003,875

Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	300,478
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	296,916
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	317,673
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,532
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	341,885
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	356,398
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	375,680
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	250,056
Orange County Special Assessment, 3.00%, 9/2/25	285,000	312,255
Orange County Special Assessment, 5.00%, 9/2/26	600,000	742,068
Orange County Special Assessment, 5.00%, 9/2/28	600,000	775,962
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,117,497
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,728,838
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,211,480
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,244,050
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,117,094
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,373,340
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,622,442
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,022,174
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,112,612
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	2,049,735
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	4,196,325
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,341,280
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,310,842
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,764,839
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,887,375
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,153,060
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,750,000	4,192,462
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	427,403
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,638,372
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,540,464
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,483,065
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	550,494
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	325,000	337,584
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	1,870,000	1,954,038
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	839,978
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	761,540
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	565,497
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	870,530
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,686,480
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,613,950
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,616,346
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,842,790
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,723,697
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,853,662
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,370,869
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,648,956
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,869,556
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,356,880
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	1,012,517

Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	379,998
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	548,322
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	689,068
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,512,040
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,362,074
Perris Union High School District GO, 4.00%, 9/1/40 (AGM)	2,000,000	2,297,940
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,621,630
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,274,520
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	953,847
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(2)	4,000,000	4,344,880
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,679,916
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,007,328
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	846,769
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,396,226
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,517,414
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,271,990
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,582,950
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,573,700
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,629,939
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,398,460
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	804,160
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	1,560,000	1,631,464
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	1,335,000	1,532,834
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	829,350
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	776,530
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,166,234
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,977,386
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,122,534
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,747,537
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,093,592
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,173,808
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,263,629
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,077,725
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,241,711
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,165,520
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,279,586
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,161,530
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	879,983
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,289,140
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,249,946
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,677,494
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,201,870
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,496,825
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,249,206
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,058,319
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,730,217
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	475,000	493,549
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,022,740

Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,023,100
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,022,980
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,811,180
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,246,360
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,243,160
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,084,550
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.96%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,051,540
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,536,780
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	907,333
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,386,340
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,661,595
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,184,050
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,537,200
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,565,364
Sacramento Municipal Utility District Rev., VRDN, 5.00%, 10/15/25	7,500,000	8,998,725
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,597,775
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,233,640
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,766,915
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,224,260
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,933,250
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,405,012
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,665,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,033,349
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,577,313
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,736,796
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,549,584
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,239,480
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,734,601
San Diego Association of Governments Rev., 5.00%, 11/15/26	5,250,000	6,356,332
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,027,300
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,438,450
San Diego Community College District GO, 4.00%, 8/1/36	9,305,000	10,545,729
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,687,870
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	800,402
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,047,260
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,236,760
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,047,795
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,229,170
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	767,723
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	858,172
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,222,340
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37(4)	1,200,000	1,388,028
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38(4)	1,350,000	1,557,630
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,261,473
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,336,172
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,878,898
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,189,772
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,466,402

San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21	2,000,000	2,133,160
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/24	2,000,000	2,209,080
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 5/15/28	10,000,000	12,357,200
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,237,500
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,110,610
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,149,080
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	284,003
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	566,045
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	847,598
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,643,704
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,814,520
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,035,566
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,278,607
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,096,200
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,789,222
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,368,362
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,335,264
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,611,780
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,363,150
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	489,601
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	496,893
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	640,662
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	430,144
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	463,088
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(2)	515,000	532,232
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	532,800
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	2,826,760
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,270,188
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	994,475
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,728,480
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,132,770
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,128,790
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,512,280
San Mateo Special Tax, 5.50%, 9/1/44	750,000	808,665
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,366,228
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,289,651
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,434,685
Santa Ana Gas Tax Rev., 5.00%, 1/1/34(4)	720,000	908,287
Santa Ana Gas Tax Rev., 5.00%, 1/1/35(4)	1,260,000	1,577,243
Santa Ana Gas Tax Rev., 5.00%, 1/1/37(4)	1,260,000	1,566,054
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	2,002,436
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,104,736
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,084,894
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,609,297

Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,266,960
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,592,100
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,054,040
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,779,810
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,072,110
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,092,230
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,644,578
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,321,276
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,570,019
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	579,501
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,686,093
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,163,266
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,130,679
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,599,285
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,368,408
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,357,954
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,237,610
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,462,091
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,731,401
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,094,520
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,956,780
Southern California Public Power Authority Rev., 5.00%, 11/1/28	835,000	1,029,839
Southern California Public Power Authority Rev., VRDN, 1.35%, (MUNIPSA plus 0.25%), 5/1/21	10,000,000	10,001,300
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,067,440
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,766,517
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,720,703
State of California GO, 5.00%, 3/1/23	10,000,000	11,255,900
State of California GO, 5.00%, 12/1/26	1,045,000	1,203,088
State of California GO, 5.00%, 2/1/27	10,000,000	11,201,900
State of California GO, 4.00%, 11/1/27	2,000,000	2,393,780
State of California GO, 5.00%, 2/1/28	6,795,000	7,602,722
State of California GO, 5.00%, 11/1/29	2,625,000	3,006,701
State of California GO, 5.00%, 4/1/30	2,500,000	3,233,100
State of California GO, 5.00%, 4/1/31	1,350,000	1,737,787
State of California GO, 5.00%, 11/1/31	7,435,000	9,297,616
State of California GO, 5.00%, 4/1/32	3,000,000	3,850,110
State of California GO, 4.00%, 10/1/36	9,375,000	10,996,500
State of California GO, 5.00%, 4/1/37	5,000,000	5,759,000
State of California GO, 5.00%, 4/1/38	3,500,000	4,413,885
State of California GO, 5.50%, 3/1/40	3,000,000	3,031,770
State of California GO, VRDN, 1.95%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	1,700,000	1,703,893
State of California GO, VRDN, 2.01%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,028,600
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,174,520
State of California GO, VRN, 2.25%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,920,691
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	905,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,459,260
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	10,000,000	10,168,200
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	1,891,285
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,575,000

State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,159,175
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,579,984
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,557,049
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,635,269
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,792,500
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	896,250
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,279,137
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,645,138
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,751,392
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,169,490
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,265,810
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,260,010
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	587,587
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	472,595
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,012,775
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	722,531
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,820,385
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,170,260
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,189,452
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	622,910
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,435,988
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	938,433
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	914,873
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	411,284
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	549,598
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	303,837
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,254,550
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	506,188
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,885,729
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,961,148
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,792,284
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,191,200
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,171,330
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,075,320
University of California Rev., 5.00%, 5/15/20	1,405,000	1,409,285
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	3,116,417
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,582,237
University of California Rev., 4.00%, 5/15/26	2,415,000	2,848,275
University of California Rev., 5.00%, 5/15/26	3,310,000	3,633,453
University of California Rev., VRDN, 0.72%, 12/2/19	350,000	350,000
University of California Rev., VRDN, 5.00%, 5/15/23	5,000,000	5,680,400
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,270,971
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,818,251
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,753,790
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,077,090
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,578,140
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,570,100
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,321,580
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,475,500

West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,734,315
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	747,056
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	713,292
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,451,990
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,959,621
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,395,342
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,687,865
		1,977,883,212
Guam — 0.3%
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(2)	2,150,000	2,226,970
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	315,321
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	351,530
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	555,320
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	398,170
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	406,910
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	592,405
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,083,753
		5,930,379
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,868,983,597)		1,983,813,591
OTHER ASSETS AND LIABILITIES — (0.6)%		(11,610,558)
TOTAL NET ASSETS — 100.0%		$1,972,203,033

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,389,167, which represented 1.5% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.